Basis for the Preparation of Financial Statements and Applicable Accounting Standards - Summary of Bank's Equity Interest and Voting Rights (Detail) - shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Basis for preparation of financial statements and applicable accounting standards [line items]
Shares issued	639,413,408
Macro Securities SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	12,885,683		12,776,680
Total capital stock	100.00%		99.925%
Voting rights	100.00%		99.932%
Macro Fiducia SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	47,387,236		46,935,318
Total capital stock	100.00%		99.046%
Voting rights	100.00%		99.046%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	327,183		327,183
Total capital stock	100.00%		99.939%
Voting rights	100.00%		100.00%
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	39,816,899		39,816,899
Total capital stock	100.00%		99.999%
Voting rights	100.00%		100.00%
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	[1]	Common
Shares issued	341,200,000	[1]	341,200,000
Total capital stock	100.00%	[1]	100.00%
Voting rights	100.00%	[1]	100.00%
Fintech SGR (Structured entity)
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	119,993		119,993
Total capital stock	24.999%		24.999%
Voting rights	24.999%		24.999%
Non-controlling interests [member] | Macro Securities SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest			0.075%
Voting rights for non-controlling interest			0.068%
Non-controlling interests [member] | Macro Fiducia SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest			0.954%
Voting rights for non-controlling interest			0.954%
Non-controlling interests [member] | Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest			0.061%
Non-controlling interests [member] | Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest			0.001%
Non-controlling interests [member] | Fintech SGR (Structured entity)
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest	75.001%		75.001%
Voting rights for non-controlling interest	75.001%		75.001%

[1]	On January 30 and on March 15, 2023, the Bank made irrevocable capital contributions in this company for an amount of 330,000 and 330,000, respectively.